Intangible assets - Summary of Detailed Information About In Carrying Value Of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Perpetuity growth rate	2.00%	2.00%
Assessment & Qualifications [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	11.00%	10.80%
Perpetuity growth rate	2.00%	2.00%
Virtual Learning [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	10.90%	11.00%
Perpetuity growth rate	2.00%	2.00%
English Language Learning [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	13.20%	13.00%
Perpetuity growth rate	3.50%	3.50%
Workforce Skills [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	10.80%	10.40%
Perpetuity growth rate	2.00%	2.00%
Higher Education [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	10.80%	10.70%
Perpetuity growth rate	2.00%	2.00%